Match Acquisition (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Business Combinations [Abstract]
Schedule of summarizes total consideration transferred
	Estimated Fair Value as Originally Recorded	Transaction Costs	Valuation Adjustment	Adjusted Amount
Assets acquired:
Cash	$21,370			$21,370
Accounts receivable	46,602			46,602
Other current assets	142			142
Intangible assets	14,010,631	74,771	(2,861,631)	11,223,771
Total assets	14,078,745			11,291,885
Liabilities assumed:
Accounts payable and accrued liabilities	78,745			78,745
Total liabilities	78,745			78,745
Purchase price	$14,000,000	74,771	(2,861,631)	$11,213,140

May 28, 2021
Assets acquired:
Cash	$21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	$14,000,000